POST-EMPLOYMENT BENEFIT (Tables)	12 Months Ended
Dec. 31, 2024
POST-EMPLOYMENT BENEFIT
Summary of Post-employment Benefits
	Consolidated
	12/31/2024	12/31/2023
Defined contribution
Futura II	298	333
Defined benefit
Futura	141,050	175,150
Health Insurance	385,272	442,164
	526,322	617,314
	526,620	617,647

Summary of defined contribution pension plan

In addition, the indirect subsidiary Compagás performed the actuarial analysis of the defined benefit pension plan, which is in surplus and, therefore, no balances were recorded. The details are below:

12/31/2024
Liability at year-end	(32,604)
Financial assets at year-end	42,435
Accrued surplus	9,831
Asset limit effect	(9,831)
Liability to be recognized	—

Summary of Defined Benefit Obligation and Fair Value of Plan Assets

The details of the present value of the defined benefit obligation and the fair value of the plan assets are as follows:

	12/31/2024	12/31/2023	12/31/2022
Actuarial obligation at beginning of the year	1,141,841	1,097,982	1,161,693
Current service cost	386	157	219
Business combination	9,560	—	319
Interest on actuarial obligation	105,302	107,057	98,343
Early settlement in the plan	—	—	(3,081)
Actuarial (gain) loss arising from financial assumptions	(170,791)	62,807	(88,709)
Actuarial loss (gain) arising from experience adjustment	23,181	(62,889)	14,319
Actuarial gains arising from demographic assumptions	505	22,116	—
Benefit payments	(91,684)	(85,389)	(85,121)
Actuarial obligation at the end of the year	1,018,300	1,141,841	1,097,982

Fair value of plan assets at the beginning of the year	(524,527)	(522,474)	(492,408)
Interest income	(46,423)	(49,720)	(42,224)
Return on investments in the year (excluding interest income)	34,709	2,443	11,405
Early settlement in the plan	—	—	3,698
Employer contributions	(43,340)	(40,278)	(87,945)
Benefit payments	87,603	85,502	85,000
Fair value of plan assets at the end of the year	(491,978)	(524,527)	(522,474)

Net defined benefit liability	526,322	617,314	575,508

Summary of Expense Recognized in Profit or Loss

The total expense recognized in the financial results is as follows:

	12/31/2024	12/31/2023	12/31/2022
Current service cost	(386)	(157)	(219)
Interest on actuarial obligation	(58,879)	(57,337)	(56,119)
	(59,265)	(57,494)	(56,338)

Summary of Amount Recognised as Accumulated Other Comprehensive Income

Total amount recognized as accumulated other comprehensive income:

	12/31/2024	12/31/2023	12/31/2022
Accumulated at the beginning of the year	180,311	204,788	141,803
Actuarial gain (loss) arising from financial assumptions	168,351	(62,807)	88,709
Actuarial (loss) gain arising from experience adjustment	(23,575)	62,889	(14,319)
Actuarial loss arising from demographic assumptions	—	(22,116)	—
Return on investments in the year (excluding interest income)	(34,709)	(2,443)	(11,405)
Accumulated at the end of the year	290,378	180,311	204,788

Summary of Plan Assets	The plan's assets consist of the following:
	12/31/2024		12/31/2023
	Value	%	Value	%
Fixed income	491,194	100.00%	523,743	100.00%
	491,194	100.00%	523,743	100.00%

Summary of Assumptions to Determine Defined Benefit Obligations

The following are the primary assumptions used to determine the Company's and its subsidiaries' benefit obligations:

	Future		Health insurance
	12/31/2024	12/31/2023	12/31/2024	12/31/2023
Discount rate	11.07%	9.29%	12.14% p.a.	10.12% p.a.
Inflation rate	3.50%	3.50%	4.50% p.a.	4.50% p.a.
Future salary increases	N/A	N/A	N/A	N/A
Morbidity (aging factor)	N/A	N/A	3.00%	3.00%
Future pension increases	3.50%	3.50%	3.00% p.a.	3.00% p.a.
Overall mortality (segregated by sex)	N/A	N/A	AT-2000 (smoothed in 10%)	AT-2000 (smoothed in 10%)
Disability mortality	N/A	N/A	IAPB-1957	IAPB-1957
Entry into disability (modified)	N/A	N/A	UP-84 modified	UP-84 modified
Turnover	N/A	N/A	0.60/ (service time +1)	0.60/ (service time +1)

Summary of Changes in Discount Rate

Change in the discount rate is one of the relevant actuarial assumptions, as it impacts the defined benefit obligation. The following table demonstrates the sensitivity of the defined benefit obligation to changes in the discount rate, keeping other assumptions constant:

	Discount rate		Medical inflation
	Increase 0.50%	Reduction (0.50)%	Increase 0.50%	Reduction (0.50)%
Futura	611,199	654,754	—	—
Health insurance	(17,382)	18,988	(432)	520